Business Combinations (Acquisition Completed in 2012-eFusion) (Narrative) (Details)						1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jul. 31, 2012 eFusion [Member] CNY	Dec. 31, 2013 eFusion [Member] CNY	Dec. 31, 2012 eFusion [Member] CNY	Jul. 31, 2012 eFusion [Member] EUR (€)	Dec. 31, 2011 eFusion [Member] CNY	Dec. 31, 2010 eFusion [Member] CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired						70.00%
Cash consideration						18,400,000			€ 2,300,000
Acquired intangible asset, amount						12,300,000
Weighted average amortization period for identifiable intangible assets acquired						5 years
Goodwill associated with acquisition, amount	49,504,000	299,682,000	329,217,000	492,116,000	486,907,000	700,000	0	718,000		0	0
Non-controlling interest arising from acquisition						5,500,000